CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues	$ 1,598
Cost of revenues	(455)		$ 46
Gross profit	1,143		46
Operating expenses:
Sales and marketing expenses	(542)	$ (1)	229
General and administrative expenses	(1,442)	(293)	(264)
Research and development expenses	(499)		335
Total operating income/(expenses)	(2,483)	(294)	300
Operating income/ (loss)	(1,340)	(294)	346
Loss from disposal of subsidiaries			(5,421)
Interest expenses, net	(52)	(14)	(631)
Other (expenses)/income, net	585	(10)
Loss before income tax expense	(807)	(318)	(5,706)
Income tax benefit	65
Net loss from continuing operations	(742)	(318)	(5,706)
Net loss from discontinued operations, net of income tax	(799)	(1,736)	(5,699)
Net loss	(1,541)	(2,054)	(11,405)
Net loss from continuing operations attributable to non-controlling interests	(253)
Net (loss)/income from discontinued operations attributable to non-controlling interests	36	94	(352)
Net loss from continuing operations attributable to J and Friends Holdings Limited shareholders	(489)	(318)	(5,706)
Net loss from discontinued operations attributable to J and Friends Holdings Limited shareholders	(835)	(1,830)	(5,347)
Net loss attributable to J and Friends Holdings Limited shareholders	(1,324)	(2,148)	(11,053)
Other comprehensive income/(loss):
Foreign currency translation adjustments, net of nil tax	(1,349)	1,557	3,051
Total other comprehensive income/(loss)	(1,349)	1,557	3,051
Total comprehensive loss	(2,890)	(497)	(8,354)
Total comprehensive (loss)/income attributable to non-controlling interest	(226)	94	(352)
Total comprehensive loss attributable to J and Friends Holdings Limited shareholders	$ (2,664)	$ (591)	$ (8,002)
Loss per ordinary share
Continued operations - basic	$ (0.001)	$ (0.001)	$ (0.01)
Continued operations - diluted	(0.001)	(0.001)	(0.01)
Discontinued operations - basic	(0.001)	(0.003)	(0.01)
Discontinued operations - diluted	(0.001)	(0.003)	(0.01)
Total net loss per ordinary shares - basic	(0.002)	(0.004)	(0.02)
Total net loss per ordinary shares - diluted	$ (0.002)	$ (0.004)	$ (0.02)
Weighted average number of ordinary shares outstanding
Basic (In shares)	581,991,927	554,687,200	494,712,397
Diluted (In shares)	581,991,927	554,687,200	494,712,397
Cost of revenues
Share-based compensation expenses included in
Share-based compensation expenses			$ (46)
Sales and marketing expenses
Share-based compensation expenses included in
Share-based compensation expenses	$ 3		(280)
General and administrative expenses
Share-based compensation expenses included in
Share-based compensation expenses	4		(311)
Research and development expenses
Share-based compensation expenses included in
Share-based compensation expenses	$ 7		$ (335)